Deferred income tax - Reconciliation of tax expense and the accounting profit (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Deferred income tax
Profit (loss) before income tax	$ (43,535)	$ 27,033	$ 92,667
Loss for discontinued operations	(10,514)	(11,808)	(10,344)
Profit (loss) before income tax	(54,049)	15,225	82,323
Theoretical loss (gain) for income tax	15,944	(4,491)	(24,285)
Effect of translation into U.S. dollars	14,995	(15,248)	24,502
Share in the results of associates	14,074	(337)	3,896
Permanent items	(9,958)	(3,466)	(16,549)
Unrecognized deferred tax asset	(9,265)	(2,038)	(1,898)
Mining royalties and special mining tax	(24)	3,118	1,538
Income tax expense	25,766	(22,462)	(12,796)
Mining Royalties and Special Mining Tax	(176)	(4,417)	(5,092)
Total income tax	$ (25,590)	$ 26,879	$ 17,888